Equity - Issued Capital (Details) - Schedule of Equity Issued Capital - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Equity Issued Capital [Abstract]
Ordinary shares	1,746,493,068	1,326,676,693
Ordinary shares - fully paid	$ 32,878,307	$ 31,035,121	[1]

[1]	Restated throughout for presentation in US Dollars. See note 1 for further details.